Adoption of New and Revised Accounting Standards	12 Months Ended
Dec. 31, 2024
Adoption of New and Revised Accounting Standards [Abstract]
Adoption of new and revised accounting standards

Note 4. Adoption of new and revised accounting standards

New standards, changes and interpretations in force current period

The Group’s Management has evaluated the impacts of the following revisions of standards and understands that its adoption has not caused a material impact and/or is not relevant to its financial statements.

On the date of authorization of these financial statements, the Group has not adopted the following new and revised standards under IFRS Accounting Standards.

Standard	Amendment
IAS 1	Classification of liabilities as current and non-current
IFRS 16	Lease liabilities in a sale and leaseback transaction
IAS 7	Reverse factoring
IFRS 7	Reverse factoring

New standards, changes and interpretations not yet in force and/or adopted

On the date of authorization of these financial statements, the Group has not adopted the following already issued and not yet in force and/or applicable standards under IFRS Accounting Standards.

Standard	Amendment
IAS 21	Lack of convertibility between currencies
IFRS 7	Classification and measurement of financial instruments
IFRS 9	Classification and measurement of financial instruments
IAS 28	Application of the equity method for the measurement of investments in subsidiaries
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Reduced disclosures for subsidiaries without public accountability

Management does not expect the adoption of the following standards to have a material impact on the Group’s financial statements in future periods.